UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08327

Name of Fund: BlackRock Global Growth Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Global Growth Fund,
Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ,
08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Global Growth Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Australia - 1.4%
Metals & Mining - 0.7%	BHP Billiton Ltd.	154,200	$ 2,913,913
Oil, Gas & Consumable Fuels - 0.7%	Santos Ltd.	283,000	2,821,335
	Total Common Stocks in Australia		5,735,248
Belgium - 1.0%
Diversified Telecommunication	Belgacom SA	106,200	3,849,611
Services - 1.0%
	Total Common Stocks in Belgium		3,849,611
Bermuda - 0.5%
Health Care Equipment &	Covidien Ltd.	55,800	2,056,230
Supplies - 0.5%
	Total Common Stocks in Bermuda		2,056,230
Brazil - 2.0%
Commercial Banks - 1.4%	Banco Bradesco SA (a)	403,400	4,292,176
	Banco Industrial e Comercial SA (Preference
	Shares)	182,100	157,257
	Banco Itau Holding Financeira SA (a)	31,200	361,296
	Uniao de Bancos Brasileiros SA (a)	13,000	833,170
			5,643,899
Diversified Financial Services - 0.1%	BM&F Bovespa SA	132,700	295,086
Oil, Gas & Consumable Fuels - 0.5%	Petroleo Brasileiro SA (a)	93,900	1,966,266
	Total Common Stocks in Brazil		7,905,251
Canada - 5.8%
Commercial Banks - 0.5%	Royal Bank of Canada	29,800	961,135
	The Toronto-Dominion Bank	29,600	1,041,084
			2,002,219
Communications Equipment - 0.2%	Research In Motion Ltd. (b)	18,800	798,436
Food & Staples Retailing - 0.5%	Shoppers Drug Mart Corp.	54,100	1,929,401
Metals & Mining - 2.7%	Barrick Gold Corp.	125,900	3,706,345
	Goldcorp, Inc.	149,600	4,043,374
	Kinross Gold Corp.	205,300	3,027,687
			10,777,406
Oil, Gas & Consumable Fuels - 1.9%	Canadian Natural Resources Ltd.	29,600	1,221,281
	EnCana Corp.	49,200	2,307,267
	Imperial Oil Ltd.	52,400	1,770,327
	Ultra Petroleum Corp. (b)	54,700	2,222,461
			7,521,336
	Total Common Stocks in Canada		23,028,798
China - 1.0%
Internet Software & Services - 0.7%	Sina Corp. (a)(b)	90,600	2,799,540
Wireless Telecommunication Services -	China Unicom Ltd.	996,000	1,230,639
0.3%
	Total Common Stocks in China		4,030,179
Finland - 0.7%
Food & Staples Retailing - 0.7%	Kesko Oyj Class B	113,900	2,795,810
	Total Common Stocks in Finland		2,795,810

BlackRock Global Growth Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
France - 3.1%
Commercial Banks - 0.3%	BNP Paribas SA	9,900	$ 548,612
	Societe Generale SA	16,100	690,195
			1,238,807
Diversified Telecommunication	France Telecom SA	105,400	2,711,443
Services - 0.7%
Electrical Equipment - 0.4%	Nexans SA	27,800	1,645,965
Media - 0.4%	Vivendi SA	53,900	1,530,849
Multiline Retail - 0.2%	Pinault-Printemps-Redoute	22,200	1,058,593
Oil, Gas & Consumable Fuels - 0.8%	Total SA	60,900	3,199,556
Real Estate Investment Trusts	Mercialys SA	6,800	212,774
(REITs) - 0.3%	Societe Immobiliere de Location pour L'Industrie
	et le Commerce	4,600	387,915
	Unibail - Rodamco	3,000	403,137
			1,003,826
	Total Common Stocks in France		12,389,039
Germany - 3.9%
Chemicals - 0.5%	Linde AG	27,000	1,970,054
Diversified Financial Services - 0.3%	Deutsche Boerse AG	18,300	1,307,126
Health Care Providers &	Fresenius Medical Care AG	67,500	2,939,816
Services - 0.7%
Insurance - 0.4%	Allianz AG Registered Shares	7,900	654,511
	Muenchener Rueckversicherungs AG
	Registered Shares	7,900	1,073,554
			1,728,065
Machinery - 0.4%	MAN AG	33,700	1,526,388
Metals & Mining - 1.0%	Salzgitter AG	57,200	3,949,038
Textiles, Apparel & Luxury	Adidas-Salomon AG	70,300	2,184,678
Goods - 0.6%
	Total Common Stocks in Germany		15,605,165
Hong Kong - 2.5%
Commercial Banks - 1.6%	China Construction Bank Class H	5,410,000	2,874,138
	Industrial & Commercial Bank of China	429,000	404,487
	(Asia) Ltd.
	Industrial & Commercial Bank of China Ltd.	6,319,000	3,119,384
			6,398,009
Construction & Engineering - 0.3%	China Railway Construction Corp. (b)	942,500	1,279,525
Hotels, Restaurants & Leisure - 0.1%	The Hongkong and Shanghai Hotels, Ltd.	711,000	521,127
Real Estate Management &	New World Development Ltd.	855,000	680,092
Development - 0.2%
Wireless Telecommunication	China Mobile Ltd.	133,900	1,229,687
Services - 0.3%
	Total Common Stocks in Hong Kong		10,108,440
India - 0.7%
Wireless Telecommunication	Bharti Tele-Ventures Ltd. (b)	213,600	2,888,959
Services - 0.7%
	Total Common Stocks in India		2,888,959

BlackRock Global Growth Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Israel - 0.5%
Pharmaceuticals - 0.5%	Teva Pharmaceutical Industries Ltd. (a)	47,800	$ 2,062,570
	Total Common Stocks in Israel		2,062,570
Italy - 0.9%
Commercial Banks - 0.2%	Credito Emiliano SpA	95,500	494,567
	Intesa Sanpaolo SpA	36,100	108,733
			603,300
Oil, Gas & Consumable Fuels - 0.7%	Eni SpA	126,600	2,873,517
	Total Common Stocks in Italy		3,476,817
Japan - 7.7%
Air Freight & Logistics - 0.8%	Yamato Transport Co., Ltd.	229,000	2,988,729
Automobiles - 0.3%	Daihatsu Motor Co., Ltd.	176,000	1,276,849
Chemicals - 0.5%	Shin-Etsu Chemical Co., Ltd.	45,900	1,756,133
Commercial Banks - 0.5%	The Gunma Bank Ltd.	234,000	1,374,410
	Mizuho Financial Group, Inc.	250	663,750
			2,038,160
Diversified Consumer Services - 0.8%	Benesse Corp.	79,800	3,373,521
Electrical Equipment - 0.6%	Mitsubishi Electric Corp.	458,600	2,475,935
Food Products - 0.5%	Toyo Suisan Kaisha, Ltd.	80,000	1,869,551
Machinery - 1.6%	Amada Co., Ltd.	434,000	2,001,719
	Hino Motors Ltd.	663,000	1,381,507
	Kurita Water Industries Ltd.	125,800	2,983,978
			6,367,204
Metals & Mining - 0.5%	Sumitomo Metal Mining Co., Ltd.	227,000	2,156,279
Software - 1.1%	Nintendo Co., Ltd.	14,700	4,570,051
Trading Companies &	Itochu Corp.	368,700	1,871,234
Distributors - 0.5%
	Total Common Stocks in Japan		30,743,646
Malaysia - 0.3%
Commercial Banks - 0.1%	Alliance Financial Group Bhd	381,200	202,717
Wireless Telecommunication Services -	TM International Bhd (b)	745,600	780,393
0.2%
	Total Common Stocks in Malaysia		983,110
Mexico - 0.5%
Beverages - 0.5%	Fomento Economico Mexicano, SA de CV (a)	74,200	2,041,242
	Total Common Stocks in Mexico		2,041,242
Netherlands - 0.1%
Beverages - 0.0%	Heineken Holding NV	7,700	200,064
Real Estate Investment Trusts (REITs) -	Corio NV	12,000	548,170
0.1%
	Total Common Stocks in the Netherlands		748,234
Norway - 0.8%
Metals & Mining - 0.8%	Norsk Hydro ASA	853,600	3,112,629
	Total Common Stocks in Norway		3,112,629
Singapore - 1.3%
Airlines - 0.5%	Singapore Airlines Ltd.	289,000	2,001,857
Commercial Banks - 0.5%	United Overseas Bank Ltd.	253,000	2,223,759

BlackRock Global Growth Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Food Products - 0.3%	Wilmar International Ltd.	599,500	$ 1,112,486
	Total Common Stocks in Singapore		5,338,102
South Africa - 0.8%
Media - 0.8%	Naspers Ltd.	218,700	3,372,379
	Total Common Stocks in South Africa		3,372,379
South Korea - 1.1%
Household Durables - 0.3%	LG Electronics, Inc.	22,894	1,225,922
Semiconductors & Semiconductor	Samsung Electronics Co., Ltd.	10,009	3,315,048
Equipment - 0.8%
	Total Common Stocks in South Korea		4,540,970
Spain - 0.9%
Commercial Banks - 0.5%	Banco Bilbao Vizcaya Argentaria SA	89,300	926,826
	Banco Santander SA	155,200	1,275,265
			2,202,091
Specialty Retail - 0.4%	Inditex SA	50,000	1,679,852
	Total Common Stocks in Spain		3,881,943
Sweden - 0.3%
Commercial Banks - 0.3%	Nordea Bank AB	168,400	1,212,613
	Total Common Stocks in Sweden		1,212,613
Switzerland - 2.8%
Capital Markets - 0.8%	Credit Suisse Group AG	22,500	659,429
	Julius Baer Holding AG Class B	46,900	1,539,270
	UBS AG (b)	61,400	767,090
			2,965,789
Food Products - 0.7%	Nestle SA Registered Shares	77,500	2,806,880
Insurance - 0.4%	ACE Ltd.	29,500	1,541,375
Pharmaceuticals - 0.9%	Roche Holding AG	27,000	3,782,548
	Total Common Stocks in Switzerland		11,096,592
Taiwan - 2.7%
Computers & Peripherals - 0.9%	Asustek Computer, Inc.	1,547,000	1,773,734
	HTC Corp.	176,000	1,752,290
			3,526,024
Electronic Equipment & Instruments -	HON HAI Precision Industry Co., Ltd.	788,000	1,534,124
0.4%
Semiconductors & Semiconductor	Taiwan Semiconductor Manufacturing Co.,
Equipment - 0.6%	Ltd. (a)	327,700	2,343,055
Wireless Telecommunication	Taiwan Cellular Corp.	2,101,000	3,126,991
Services - 0.8%
	Total Common Stocks in Taiwan		10,530,194
Thailand - 0.3%
Commercial Banks - 0.3%	Bangkok Bank Pcl	676,900	1,261,757
	Total Common Stocks in Thailand		1,261,757
United Kingdom - 5.5%
Capital Markets - 0.2%	Man Group Plc	228,300	889,063
Commercial Banks - 1.2%	Barclays Plc	232,700	617,066
	HSBC Holdings Plc	288,500	3,147,373

BlackRock Global Growth Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
	Standard Chartered Plc	60,900	$ 916,623
			4,681,062
Food Products - 0.5%	Unilever Plc	93,000	2,135,447
Insurance - 0.2%	Prudential Plc	134,200	703,539
Machinery - 0.3%	Charter International Plc	297,200	1,400,938
Media - 0.4%	WPP Plc	252,500	1,409,585
Oil, Gas & Consumable Fuels - 1.1%	BG Group Plc	127,300	1,816,749
	Royal Dutch Shell Plc Class B	96,800	2,541,711
			4,358,460
Pharmaceuticals - 0.5%	AstraZeneca Plc	54,800	2,066,282
Road & Rail - 0.4%	Arriva Plc	162,100	1,598,853
Tobacco - 0.7%	Imperial Tobacco Group Plc	105,100	2,623,786
	Total Common Stocks in the United Kingdom		21,867,015
United States - 46.0%
Air Freight & Logistics - 0.5%	FedEx Corp.	29,000	2,048,850
Airlines - 1.2%	Delta Air Lines, Inc. (b)	272,100	2,397,201
	JetBlue Airways Corp. (b)(c)	445,300	2,333,372
			4,730,573
Biotechnology - 3.9%	Amgen, Inc. (b)	138,500	7,692,290
	Genentech, Inc. (b)	75,400	5,775,640
	Genzyme Corp. (b)	36,800	2,355,936
			15,823,866
Capital Markets - 0.9%	The Charles Schwab Corp.	87,500	1,603,875
	Northern Trust Corp.	17,300	793,897
	T. Rowe Price Group, Inc.	36,500	1,248,665
			3,646,437
Chemicals - 0.4%	The Dow Chemical Co.	86,200	1,599,010
Commercial Banks - 3.2%	BB&T Corp. (c)	108,600	3,254,742
	Commerce Bancshares, Inc.	32,800	1,436,968
	KeyCorp	98,100	920,178
	Regions Financial Corp.	105,000	1,069,950
	SunTrust Banks, Inc.	46,800	1,484,964
	U.S. Bancorp	43,500	1,173,630
	UMB Financial Corp.	37,800	1,807,218
	Wells Fargo & Co.	61,200	1,768,068
			12,915,718
Communications Equipment - 1.1%	Cisco Systems, Inc. (b)	125,300	2,072,462
	QUALCOMM, Inc.	70,400	2,363,328
			4,435,790
Computers & Peripherals - 1.0%	Hewlett-Packard Co.	56,600	1,996,848
	International Business Machines Corp.	26,500	2,162,400
			4,159,248
Construction & Engineering - 1.1%	Fluor Corp.	46,700	2,126,718
	Jacobs Engineering Group, Inc. (b)	48,700	2,180,299
			4,307,017
Containers & Packaging - 0.5%	Pactiv Corp. (b)	79,700	1,991,703
Diversified Financial Services - 2.3%	Bank of America Corp.	93,800	1,524,250

BlackRock Global Growth Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
	Citigroup, Inc.	185,000	$ 1,533,650
	IntercontinentalExchange, Inc. (b)	27,800	2,046,080
	JPMorgan Chase & Co.	70,800	2,241,528
	The NASDAQ Stock Market, Inc. (b)	78,300	1,683,450
			9,028,958
Electric Utilities - 0.5%	FPL Group, Inc.	40,700	1,984,532
Electrical Equipment - 0.3%	GrafTech International Ltd. (b)	153,200	1,024,908
Food & Staples Retailing - 0.6%	Wal-Mart Stores, Inc.	45,100	2,520,188
Food Products - 2.3%	Campbell Soup Co.	63,500	2,035,175
	The J.M. Smucker Co.	47,700	2,164,149
	Ralcorp Holdings, Inc. (b)	34,500	2,158,320
	TreeHouse Foods, Inc. (b)	116,700	2,776,293
			9,133,937
Health Care Equipment &	Becton Dickinson & Co.	31,400	1,994,842
Supplies - 1.2%	Medtronic, Inc.	86,500	2,639,980
			4,634,822
Health Care Providers &	Medco Health Solutions, Inc. (b)	60,700	2,549,400
Services - 0.6%
Hotels, Restaurants & Leisure - 0.9%	McDonald's Corp.	31,600	1,856,500
	Yum! Brands, Inc.	71,300	1,920,822
			3,777,322
Household Products - 1.0%	The Procter & Gamble Co.	59,700	3,841,695
Industrial Conglomerates - 0.7%	General Electric Co.	173,700	2,982,429
Insurance - 1.7%	AON Corp.	71,700	3,248,010
	Reinsurance Group of America, Inc.	26,900	1,092,140
	The Travelers Cos., Inc.	54,100	2,361,465
			6,701,615
Internet Software & Services - 0.6%	eBay, Inc. (b)	176,000	2,310,880
Machinery - 0.4%	Cummins, Inc.	65,300	1,670,374
Media - 0.7%	Walt Disney Co.	118,500	2,668,620
Metals & Mining - 2.3%	Alcoa, Inc.	268,300	2,886,908
	Freeport-McMoRan Copper & Gold, Inc. Class B	88,100	2,113,519
	Nucor Corp.	115,700	4,128,176
			9,128,603
Multi-Utilities - 0.5%	Public Service Enterprise Group, Inc.	62,600	1,934,340
Multiline Retail - 0.5%	Kohl's Corp. (b)	56,600	1,848,556
Oil, Gas & Consumable Fuels - 8.2%	Anadarko Petroleum Corp.	66,500	2,729,825
	Apache Corp.	31,000	2,396,300
	Consol Energy, Inc.	85,700	2,482,729
	Devon Energy Corp.	25,800	1,866,372
	EOG Resources, Inc.	47,800	4,063,956
	Exxon Mobil Corp.	61,700	4,945,255
	Noble Energy, Inc.	32,900	1,720,012
	Occidental Petroleum Corp.	75,200	4,071,328
	Peabody Energy Corp.	85,400	2,000,922
	PetroHawk Energy Corp. (b)	119,400	2,085,918
	Range Resources Corp.	40,600	1,683,682

BlackRock Global Growth Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
	XTO Energy, Inc.	74,700	$ 2,856,528
			32,902,827
Pharmaceuticals - 1.4%	Pfizer, Inc.	190,200	3,124,986
	Wyeth	65,500	2,358,655
			5,483,641
Professional Services - 0.4%	FTI Consulting, Inc. (b)	25,700	1,409,388
Real Estate Investment Trusts	AvalonBay Communities, Inc.	35,800	2,171,986
(REITs) - 0.7%	Boston Properties, Inc.	14,700	784,980
			2,956,966
Road & Rail - 0.4%	Con-way, Inc.	58,400	1,633,448
Semiconductors & Semiconductor	Analog Devices, Inc.	111,700	1,910,070
Equipment - 1.1%	Intel Corp.	174,100	2,402,580
			4,312,650
Software - 0.9%	Microsoft Corp.	114,600	2,317,212
	Oracle Corp. (b)	88,000	1,415,920
			3,733,132
Textiles, Apparel & Luxury	Nike, Inc. Class B	81,800	4,355,850
Goods - 1.1%
Thrifts & Mortgage Finance - 0.7%	Hudson City Bancorp, Inc.	92,800	1,550,688
	People's United Financial, Inc.	72,200	1,376,854
			2,927,542
Wireless Telecommunication	NII Holdings, Inc. (b)	47,600	925,344
Services - 0.2%
	Total Common Stocks in the United States		184,040,179
	Total Long-Term Investments
	(Cost - $394,678,922) - 95.1%		380,702,722
		Beneficial
		Interest
	Short-Term Securities	(000)
	BlackRock Liquidity Series, LLC
	Cash Sweep Series, 1.64% (d)(e)	$ 26,282	26,281,735
	BlackRock Liquidity Series, LLC
	Money Market Series, 1.83% (d)(e)(f)	3,938	3,937,500
	Total Short-Term Securities
	(Cost - $30,219,235) - 7.5%		30,219,235
	Total Investments
	(Cost - $424,898,157*) - 102.6%		410,921,957
	Liabilities in Excess of Other Assets - (2.6)%		(10,438,877)
	Net Assets - 100.0%		$ 400,483,080

* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 424,125,169
Gross unrealized appreciation	$ 22,532,336
Gross unrealized depreciation	(35,735,548)
Net unrealized depreciation	$ (13,203,212)

(a) Depositary receipts.

BlackRock Global Growth Fund, Inc.

Schedule of Investments November 30, 2008 (Unaudited)

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 8,619,331	$ 82,213
BlackRock Liquidity Series, LLC
Money Market Series	$ (24,815,050)	$ 12,869

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.
  Foreign currency exchange contracts as of November 30, 2008 were as follows:
				Unrealized
Currency	Currency		Settlement	Appreciation
Purchased		Sold	Date	(Depreciation)
EUR 10,020,000	USD	12,744,438	1/21/09	$ (19,788)
GBP 7,760,000	USD	11,906,944	1/21/09	32,620
JPY 1,105,000	USD	11,607,996	1/21/09	(15,601)
Total				$ (2,769)

  Currency Abbreviations: EUR Euro GBP British Pound JPY Japanese Yen USD U.S. Dollar

BlackRock Global Growth Fund, Inc.

Schedule of Investments November 30, 2008 (Unaudited)

Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of
November 30, 2008 in determining the fair valuation of
the Fund's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$ 245,740,966
Level 2	165,180,991
Level 3	-
Total	$ 410,921,957

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Growth Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Growth Fund, Inc.

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Growth Fund, Inc.

Date: January 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Growth Fund, Inc.

Date: January 20, 2009